Note 9 - Income Taxes (Tables)	12 Months Ended
Jun. 30, 2016
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Year Ended June 30,
	2016	2015
Domestic	$(7,591)	$(7,145)
Foreign	(12,319)	(3,813)
Net loss from continuing operations	$(19,910)	$(10,958)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended June 30,
	2016	2015
Net loss from continuing operations	$(19,910)	$(10,958)
Computed tax benefit at statutory rate	(6,969)	(3,835)

Taxes in foreign jurisdictions with rates different than the United States	4,589	970
Other	789	2,693
Valuation allowance	1,591	172
Income tax expense	$—	$—

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	June 30,
	2016	2015
Deferred tax assets (liabilities):
Net operating loss carry forward	$16,221	$15,919
Depreciation and amortization	120	114
Stock-based expense	8,070	7,014
Investment in joint venture	4,124	3,866
Accruals	229	251
Deferred revenue	—	9
AMT credit	138	138
Subtotal	28,902	27,311
Valuation allowance	(28,902)	(27,311)
Net deferred assets	$—	$—